Share-Based Payments - Summary of Movements in Restricted Shares Under the Plan (Detail) shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/) shares	Dec. 31, 2024 PEN (S/) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | shares	43	43
Award 2025 - Grant to Directors on January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grand date/ Directors entitled	January 1, 2025
Vesting conditions	1 year service from grant date
Share options granted	S/ 1,064
Award 2024 - Grant to Directors on January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grand date/ Directors entitled	January 1, 2024
Vesting conditions	1 year service from grant date
Share options granted		S/ 1,131